Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.00%	2.00%
Rate of compensation increase	1.50%	1.50%